Hartford Small Cap Value Fund Investment Strategy - Hartford Small Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of small capitalization companies. The Fund may invest up to 15% of its net assets in securities of foreign issuers and non-dollar securities. The Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management”), primarily invests in securities it believes are undervalued in the marketplace. Wellington Management’s investment process combines a proprietary, systematic screening process and bottom-up fundamental analysis. As part of its investment process, Wellington Management focuses on companies that it believes are high quality and demonstrate a commitment to capital returns. Based on market or economic conditions, the Fund may, through its normal bottom-up stock selection process, focus in one or more sectors of the market.The Fund defines small capitalization companies as companies with a market capitalization within the range of the Russell 2000 Index. As of December 31, 2025, the market capitalization of companies included in the Russell 2000 Index ranged from approximately $1.27 million to $31.15 billion. The market capitalization range of this index changes over time.Effective upon the compliance date of amendments to Rule 35d-1 (currently, March 1, 2027), the Fund will revise its 80% investment policy. Specifically, effective upon the compliance date of amendments to Rule 35d-1, under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small capitalization value companies. Wellington Management will determine whether a company is a value company based on traditional and other measures of value, such as whether the company is included within a third-party value index (e.g. the MSCI ACWI IMI Value Index) and/or whether the company exhibits value characteristics based on certain metrics, such as how the company’s price-to book (P/B) ratio and/or price-to-earnings (P/E) ratio compares to the Russell 2000 Index. A company may be determined to be a value company under any of these factors.